U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
            ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

               READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING
                                     FORM.

1. Name and address of issuer

   First Trust Exchange-Traded Fund
   120 East Liberty Drive, Suite 400
   Wheaton, IL 60187


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]

3. Investment Company Act File Number: 811-21774

   Securities Act File Number: 333-125751

4. (a) Last day of fiscal year for which this Form is filed:  12/31/11

   (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

   (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

   (i)     Aggregate sale price  of securities sold
           during  the   fiscal  year  pursuant  to
           section 24(f):                                        $3,107,406,426

   (ii)    Aggregate price  of  securities redeemed
           or repurchased during the fiscal year:                $2,730,210,693

   (iii)   Aggregate price  of  securities redeemed
           or repurchased during  any  PRIOR fiscal
           year ending  no earlier than October 11,
           1995 that  were  not previously used  to
           reduce registration fees payable to  the
           Commission:                                           $0

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   (iv)    Total available redemption credits  [add
           items 5(ii) and 5(iii)]:                              $2,730,210,693

   (v)     Net sales  --  if  item 5(i)  is greater
           than  Item  5(iv) [subtract  Item  5(iv)
           from Item 5(I)]:                                      $377,195,733

   (vi)    Redemption credits available for use  in
           future years --  if  Item 5(i)  is  less
           than  Item  5(iv) [subtract  Item  5(iv)
           from Item 5(i)]:                                      $0

   (vii)   Multiplier  for determining registration
           fee (See Instruction C.9):                            x  0.0001146

   (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is
           due):                                                 = $43,226.63

6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): $0

8. Total of the amount of the registration fee due plus any interest due [Item 5(viii) plus Item 7]: = $43,226.63

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                            March 16, 2012
                                            CIK:  0001329377


         Method of Delivery:

                                            [X] Wire Transfer
                                            [ ] Mail or other means


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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)*

         /s/  Mark R. Bradley
        -----------------------------
         Mark R. Bradley
         President



By: (Signature and Title)*

         /s/  James M. Dykas
        -----------------------------
         James M. Dykas
         Treasurer


Date: March 16, 2012

*Please print the name and title of the signing officer below the signature.




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